Investment Objectives and Goals	Sep. 30, 2025
FRANKLIN DYNATECH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin DynaTech Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize income while maintaining prospects for capital appreciation.
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Government Securities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Income.
FRANKLIN UTILITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Utilities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation and current income.